Segmental information - Category analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of products and services [line items]
Sales	£ 17,697	£ 19,294	£ 18,432
Spirits
Disclosure of products and services [line items]
Sales	14,158	15,283	14,605
Beer
Disclosure of products and services [line items]
Sales	2,342	2,758	2,647
Ready to drink
Disclosure of products and services [line items]
Sales	966	945	854
Other
Disclosure of products and services [line items]
Sales	£ 231	£ 308	£ 326